S-K 1602(a)(3) Forepart, Sponsor Compensation	Mar. 04, 2026 USD ($) $ / shares shares
Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	150,000
Working Capital Loans [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Sponsors [Member] | Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,300,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.01
Sponsors [Member] | Over Allotment Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	300,000
Sponsors [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	192,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,925,000
Sponsors [Member] | Additional Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	13,723
Sponsors and EarlyBirdCapital, Inc. [Member] | Public Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Sponsors and EarlyBirdCapital, Inc. [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	252,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,525,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Sponsors and EarlyBirdCapital, Inc. [Member] | Additional Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	18,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Early Bird Capital Inc [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	60,000
Early Bird Capital Inc [Member] | Additional Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	4,277
Sponsor [Member] | Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,300,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Over Allotment Option [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	270,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,705,000
Sponsors and Officers and Directors [Member] | Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,300,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Casper Holding LP [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	10,000
Dan (Cathy) Jiang [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,000